Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable to related party	$ 17,885	$ 17,885		$ 17,885	$ 17,885
Debt instrument interest rate	2.00%	2.00%		2.00%	2.00%
Accrued salaries						$ 348,312
Common shares issued for cash, shares	140,000,000
Personnel costs		$ 1,295,998	$ 214,955	$ 827,201	$ 1,499,585
Conversion of accrued consulting fees into common shares		138,334	$ 318,000	617,750
Accrued directors' compensation	$ 0	0		94,584	80,000
Other receivables related parties	100,000	100,000		100,000	100,000
Officers and Executive Director [Member]
Accrued salaries	$ 319,735	$ 319,735		$ 299,732	$ 91,352
Chief Executive Officer [Member]
Common shares issued for cash, shares	200,000,000
Number of shares issued, value	$ 160,000
Seven Board Members [Member]
Common shares issued for cash, shares	20,000,000
Personnel costs	$ 961,666
Conversion of accrued consulting fees into common shares	$ 138,334